Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Allowance for doubtful accounts receivable	$ 2,700	$ 1,266	$ 596
Redeemable convertible preferred stock, par value		$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized		0	36,034,630
Redeemable convertible preferred stock, shares issued		0	36,034,630
Redeemable convertible preferred stock, shares outstanding		0	36,034,630
Redeemable convertible preferred stock, maximum liquidation preference		$ 0	$ 145,847
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	150,000,000	150,000,000
Common stock, shares outstanding	87,067,124	92,049,978	62,685,955
Treasury stock, shares	44,238,960	39,079,910	39,079,910
Restatement
Common stock, shares authorized		500,000,000